Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Consulting fees	$ 0	$ 948	$ 300,506
Director fees	0	0	201,000
Mineral property interests	0	0	178,677
Salaries and benefits	0	0	203,027
Share-based Compensation	$ 0	$ 948	$ 883,210